Depreciation, Amortization and Impairment Losses - Summary of Depreciation, Amortization and Impairment Losses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES.
Depreciation	$ (224,724,380)	$ (202,971,892)	$ (145,873,065)
Amortization	(11,903,007)	(12,215,408)	(6,811,041)
Total	$ (236,627,387)	$ (215,187,300)	$ (152,684,106)